INVENTORIES	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2012	2013
	$	$

Raw materials	3,033	1,770
Work in progress	294	287
Finished goods	643	900
	3,970	2,957

Slow moving inventories amounting to $228, $199 and $56 were written off during the years ended March 31, 2011, 2012 and 2013, respectively.